BUSINESS COMBINATION (Details) $ in Thousands, £ in Millions			1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 15, 2024 USD ($) Patent	Mar. 15, 2024 GBP (£) Patent	Mar. 31, 2024 USD ($)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Acquisition-related costs					$ 300
Revenue					36,974	$ 40,799	$ 152,034	$ 129,556
Net income					$ 3,126	$ 5,701	$ 14,748	$ 21,080
Casing Technologies Group Limited
Business Acquisition [Line Items]
Revenue			$ 800
Net income			200
Casing Technologies Group Limited | CTG Purchase Agreement
Business Acquisition [Line Items]
Business acquisition percentage	100.00%	100.00%
Gross cash purchase consideration	$ 20,900	£ 16.2
Number of intellectual property rights patent | Patent	60	60
Casing Technologies Group Limited | Deep Casing
Business Acquisition [Line Items]
Gross cash purchase consideration			$ 20,900	£ 16.2
Settlement of outstanding debt	$ (19,800)	£ (15.3)
Payment to legacy shareholders	300	0.3
Acquisition-related costs	$ 800	£ 0.6